2. STOCKHOLDERS DEFICIENCY (Details Narrative) (USD $)	1 Months Ended
Aug. 15, 2014
Equity [Abstract]
Common Stock Par Value	$ 0.001
Common Stock Shares Authorized	1,000,000
Common stock issued for cash, Shares	450,000
Common stock issued for cash, Amount	$ 50,000
Common stock issued for services, Shares	550,000
Common stock issued for services, Amount	$ 61,000
Common stock issued for services, Offering Price	$ 0.11